INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of income tax provision

	2024	2023
Loss before taxes	$(2,574,000)	$(1,241,838)
Expected United States income tax benefit at statutory rate of 21%	$540,540	$259,956
Expected income tax (expense) benefit at statutory rate of 66.07% and 8.8% at June 30, 2024 and 2023, respectively	1,700,668	97,282
Total income tax benefit	$2,241,208	$357,238

Digital Health Acquisition Corp.
Tabular disclosure of deferred tax assets and liabilities

	December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$461,882	$(379)
Start-up/organization expenses	1,622,610	962,297
Total deferred tax assets	2,084,492	961,918
Valuation allowance	(2,084,492)	(961,918)
Deferred tax assets, net of allowance	$—	$—

Schedule of income tax provision

	For the years ended December 31,
	2023	2022
Federal
Current	$—	$187,225
Deferred	(926,728)	(741,805)

State
Current	—	—
Deferred	(191,524)	(153,306)
Change in valuation allowance	1,118,252	895,111
Income tax provision	$—	$187,225

Summary of reconciliation of the federal income tax rate to the Company's effective tax rate

	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	4.3%
Change in fair value of Bridge Note – bifurcated derivative	0.7%	(0.7)%
Change in fair value of PIPE forward contract derivative	1.0%	(1.4)%
Initial fair value of ELOC	(1.2)%	—
Initial fair value of Additional Bridge	0.1%	—
Change in fair value of Exchange Note	(0.6)%	—
Change in fair value of ELOC	0.0%	—
Change in fair value of Additional Bridge Note	0.0%	—
Change in valuation allowance	(25.3)%	(29.3)%
Income tax provision	0.0%	(6.1)%